Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

On April 25, 2023, Lev Peker (age 41 as of the date of this report) was appointed by the Board of Directors (the “Board”) of the Company as its Chief Executive Officer and principal executive officer. Mr. Peker will also continue to serve as a director on the Board. Mr. Peker will replace Mr. John Pendleton, who has served as the Company’s Interim Chief Executive Officer and principal executive officer since February 17, 2023. Mr. Pendleton shall remain the Company’s Executive Vice President, Legal & Corporate Affairs after Mr. Peker’s appointment. Mr. Peker, has served as member of the Board since September 2022. Mr. Peker was formerly the Chief Executive Officer of CarLotz, Inc. (NASDAQ:LOTZ), which operates a consignment-to-retail used vehicle marketplace and provides its corporate vehicle sourcing partners and retail sellers of used vehicles with the ability to easily access the retail sales channel. Prior to joining CarLotz, Inc., Mr. Peker was the Chief Executive Officer of CarParts.com (NASDAQ:PRTS) from January 2019 to April 2022, and before that Mr. Peker served as the Chief Marketing Officer of Adorama from July 2015 to January 2019. Mr. Peker also previously served as General Manager, Home Appliances and Tools at Sears Holding Corporation from August 2014 to July 2015 and as Vice President, Online Marketplaces and Manager, Financial Planning and Analysis at U.S. Auto Parts from March 2009 to August 2014 and from March 2008 to March 2009, respectively. Earlier in his career, Mr. Peker served as a Senior Financial Analyst at Smart & Financial, Economic and Valuation Services Senior Analyst at KPMG LLP and as a Transfer Pricing Senior Associate at PricewaterhouseCoopers LLP. Mr. Peker earned a Bachelor of Science degree in accounting from the University of Southern California, Marshall School of Business and an M.B.A. from the University of California Los Angeles, The Anderson School of Management. Mr. Peker is a Certified Public Accountant in the State of California.

On May 19, 2023, the Company issued to certain investors in a private placement (i) unsecured convertible promissory notes in the aggregate principal amount of $1,000,000 and (ii) an aggregate of 2,083,333 warrants to purchase shares of the Company’s Class A common stock at an exercise price of $0.48 per share. Lev Peker, the Chief Executive Officer and a director of the Company purchased an aggregate principal amount of $750,000 of these convertible notes and received an aggregate of 1,562,500 warrants in this offering. All the disinterested directors of the Company’s Board of Directors, as well as the disinterested directors of the Audit Committee, reviewed and approved the terms of the convertible notes and warrants.

The convertible notes accrue interest at 7.75% per annum compounded semi-annually. The convertible notes mature on May 19, 2025 (the “Maturity Date”). Effective on the Maturity Date, if the convertible notes have not otherwise been repaid by the Company in accordance with the terms and conditions set forth therein, then at the option of the purchasers, the outstanding balance of the convertible notes (including any accrued but unpaid interest thereon) (the “Note Amounts”) shall convert into that number of fully paid and nonassessable shares of the Company’s common stock at a conversion price equal to the respective Note Amounts (as defined in the convertible notes) divided by the conversion price (as defined in the convertible notes). The Company may prepay the note amounts at any time prior to the Maturity Date.

The convertible notes are strictly subordinated to the (i) senior secured indebtedness incurred or owed by the Company pursuant to that certain Loan and Security Agreement, dated as of October 21, 2022, by and among the Company, its subsidiary PARTS iD, LLC and JGB Collateral, LLC, in its capacity as collateral agent and the several financial institutions or entities that from time to time become parties thereto, as amended by that certain Amendment to Loan and Security Agreement, dated as of February 22, 2023 and (ii) Permitted Litigation Indebtedness (as defined in the Loan Agreement).

The warrants will expire after 5 years from the date of issuance and may not be exercised on a cashless basis. The warrants provide that a holder of warrants will not have the right to exercise any portion of its warrants, if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 4.99%, of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that each holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%; provided that any holder of the Warrants that beneficially owns in excess of 19.99% of the number of shares of the Common Stock outstanding on the issuance date of the Warrants shall not be subject to the Beneficial Ownership Limitation.

Management has evaluated subsequent events through the date of these unaudited condensed consolidated financial statements and believes that all material subsequent events have been disclosed.

Note 14 – Subsequent Events

On January 6, 2023, the Company notified its Agent and Lender that it was not in compliance with the Consolidated Quarterly Net Revenue Covenant (as defined in the Loan Agreement) for the calendar quarter ended December 31, 2022. As a result of the default, an Event of Default (as defined in the Loan Agreement) was triggered under the Loan Agreement and the Company had $5,507,333 immediately due and payable under the Loan Agreement, unless a forbearance agreement was reached with the Agent and the Lender.

On January 17, 2023, the Company entered into a Forbearance Agreement and Reservation of Rights with the Agent and the Lender with respect to the default. The Forbearance Agreement provided that both the Agent and the Lender will not exercise or pursue any rights or remedies under the Loan Agreement or any other Loan Document (as defined in the Loan Agreement) until the earlier of (i) April 30, 2023 or (ii) that certain date when the Lender or Agent become aware that any Event of Default (other than the Subject Default) has occurred and is continuing, in exchange for certain forbearance payments in the aggregate amount of $50,000 paid by the Company to the Lender pursuant the Forbearance Agreement. The Lender agreed to extend the period in which the Company must register for resale the shares of common stock underlying the warrant issued to the Lender in connection with the Loan Agreement from 90 days following the Issue Date to February 3, 2023.

On February 6, 2023, Richard White notified the Company of his resignation from the Board of Directors effective immediately. Mr. White’s decision to resign from the Board was solely for personal reasons and is not the result of any disagreement with the Company with respect to any matter relating to the Company’s operations, policies or practices, or any disagreements in respect of accounting principles, financial statement disclosure, or any issue impacting the Audit Committee of the Board (the committee on which he served). Rahul Petkar, a current independent director, was appointed as a member of the Company’s Audit Committee in replacement of Mr. White. Also on February 6, 2023, the Company began implementing a restructuring plan approved by the Board to streamline its operations considering its current liquidity needs and financial condition. In connection therewith, the Company is reducing its employment base by two-thirds in the United States and similarly significantly reducing its independent contractors in Ukraine, Costa Rica, and the Philippines. The employees and independent contractors affected by this reduction were informed of the Company’s decision beginning on February 7, 2023. Each affected employee in the United States will be paid such employee’s respective salary through such employee’s termination date and the Company is unable to offer severance to any of the affected employees. In addition, the Company has reduced the salaries of the remaining employees by ten percent to decrease operating expenses moving forward.

On February 16, 2023, the Company received correspondence from the Agent constituting its assertion of a notice of events of default and reservation of rights (the “Notice of Default”) under the Loan Agreement, by and among the Company, its subsidiaries, the Agent and certain lenders party thereto (collectively, the “Lender”). The Notice of Default purported that certain events of default under the Loan Agreement have occurred and are continuing, due to the Company’s current liquidity situation.

On February 22, 2023, the Company and the Agent executed an amendment to the Loan Agreement (the “Amendment”) which, among other things, (i) the Company agreed to repay the principal amount of the term loan to the Agent in the following installments: (A) $2 million on February 23, 2023, (B) $1 million on August 22, 2023 and (C) the entire remaining principal balance and all accrued but unpaid interest (including the Original Issue Discount, as defined in the Amendment) on August 22, 2024; (ii) the Agent agreed to withdraw the Notice of Default and not exercise its purported rights and remedies thereunder; (iii) the Lender may elect, at any time and from time to time, to convert any outstanding portion of the outstanding term loan into shares of the Company’s common stock at a conversion price of $0.50 per share; (iv) removed the “Cash Minimum” covenant of which the Company had to maintain unrestricted, unencumbered Cash (as defined in the Loan Agreement) of at least $2,000,000; (v) removed the EBITDA (as defined in the Loan Agreement) covenant of which the Company had to maintain at least the applicable EBITDA Target (as defined in the Loan Agreement) for each calendar quarter; (vi) removed the revenue covenant in which the Company had to maintain consolidated quarterly net revenue of at least $75 million each calendar quarter and (vii) provide a lien to JGB in the Company’s claims for trademark infringement against Volkswagen Group of America, Inc. pursuant to the lawsuit currently pending in the (X) United States District Court for the District of New Jersey and captioned as Onyx Enterprises Int’l, Corp v. Volkswagen Group of America, Inc., and all proceeds and products thereof and (Y) United States District Court for the District of Massachusetts and captioned as Onyx Enterprises International Corp. v. ID Parts LLC, and all proceeds and products thereof (collectively, the “Volkswagen Trademark Claims”), provided that the Company can secure the Permitted Litigation Indebtedness (as defined in the Amendment) on the terms described in the Amendment.

In connection with the Amendment, the Company and the Agent entered into an Amended and Restated Intellectual Property and Security Agreement (the “A&R Security Agreement”) which amended and restated that certain Intellectual Property and Security Agreement, dated as of October 21, 2022. The A&R Security Agreement removed the exclusion of the Volkswagen Trademark Claims from the Agent’s security interest in the Company’s intellectual property.

On February 17, 2023, Antonino Ciappina, the Chief Executive Officer (“CEO”) resigned as the CEO and principal executive officer of the Company for personal reasons. The Board immediately appointed John Pendleton, the Company’s current Executive Vice President, Legal & Corporate Affairs as the Company’s interim CEO and principal executive officer. Mr. Pendleton continues to serve in his capacity as the Company’s Executive Vice President, Legal & Corporate Affairs.

In February 2023, the Company laid off approximately 60% of its employees to conserve resources as it is in the process of obtaining additional financing.

On March 6, 2023 (the “Initial Closing Date”), PARTS iD, Inc., a Delaware corporation (the “Company”), entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) whereby the Company agreed to issue and sell to certain investors (collectively, the “Investors”), in a private placement, (i) an aggregate principal amount of up to $10 million in junior secured convertible promissory notes (the “Convertible Notes”) and (ii) an aggregate of up to two million warrants to purchase the Company’s common stock at an exercise price of $0.50 per share (the “Warrants”), in one or more closings pursuant to the terms of the Purchase Agreement. All of the disinterested directors of the Company’s Board of Directors, as well as the disinterested directors of the Audit Committee, reviewed and approved the terms of the Purchase Agreement, Convertible Notes and Warrants. As of the Initial Closing Date, the Company issued and sold (i) an aggregate principal amount of $2,900,000 of Convertible Notes and (ii) an aggregate of 580,000 Warrants, of which $2,650,000 of Convertible Notes and 530,000 Warrants were purchased by entities affiliated with certain directors, officers and beneficial owners of the Company.

The Convertible Notes accrue interest at 7.75% per annum, compounded semi-annually and such interest may be paid at the option of the Company either in cash or common stock. Upon the Company’s sale and issuance of equity or equity-linked securities pursuant to which the Company receives aggregate gross proceeds of at least $3 million (a “Qualified Equity Financing”), the Convertible Notes are mandatorily convertible into shares of such equity securities sold in the Qualified Equity Financing. The Company may, at its option, redeem the Convertible Notes (including the outstanding principal and any accrued but unpaid interest thereon) for cash, in full or in part, if the Convertible Notes have otherwise not been converted within 180 days of the date of issuance. In addition, upon a Change of Control (as defined in the Convertible Notes) of the Company, the Convertible Notes shall be repaid in full at or before the closing of such transaction in cash.

The Convertible Notes are strictly subordinated to the (i) senior secured indebtedness incurred or owed by the Company pursuant to that certain Loan and Security Agreement, dated as of October 21, 2022, by and among the Company, its subsidiary PARTS iD, LLC, a Delaware limited liability company and JGB Collateral, LLC, a Delaware limited liability company, in its capacity as collateral agent and the several financial institutions or entities that from time to time become parties thereto, as amended by that certain Amendment to Loan and Security Agreement, dated as of February 22, 2023 (the “Loan Agreement”); and (ii) the Permitted Litigation Indebtedness (as defined in the Loan Agreement).

Subject to the subordination provisions described above and more fully described in the Convertible Notes, the Convertible Notes are secured by a junior security interest in all of the Company’s right, title, and interest in and to all of the Company’s assets. The Convertible Notes mature on March 6, 2025.

The Warrants will expire after 5 years from the date of issuance and may not be exercised on a cashless basis. The Warrants provide that a holder of Warrants will not have the right to exercise any portion of its Warrants, if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 4.99%, of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that each holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%; provided that any holder of the Warrants that beneficially owns in excess of 19.99% of the number of shares of the Common Stock outstanding on the issuance date of the Warrants shall not be subject to the Beneficial Ownership Limitation.

The Company intends to use the proceeds from the issuance of the Convertible Notes and the Warrants for working capital purposes and the repayment of current indebtedness.

The Convertible Notes and the Warrants were issued by the Company in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and have not been registered under the Securities Act.

The Company’s management evaluated subsequent events through the date of issuance of these consolidated financial statements. There have been no subsequent events other than those described above that occurred that would require adjustment to or disclosure in the consolidated financial statements as of and for the year ended December 31, 2022.